UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

FolioBeyond Alternative Income and Interest Rate Hedge ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 FolioBeyond Alternative Income and Interest Rate Hedge ETF Ticker: RISR (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.etfs.foliobeyond.com/risr/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Alternative Income and Interest Rate Hedge ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs as a percentage of a $10,000 investment*
FolioBeyond Alternative Income and Interest Rate Hedge ETF	$50	0.99%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$194,904
Number of Holdings	105
Total Advisory Fee Paid	$898,008
Portfolio Turnover Rate	0%

Sector Breakdown
(% of total net assets)

What did the Fund invest in?

(as of January 31, 2026)

Top Issuers	(% of total net assets)
Government National Mortgage Association	43.2%
Federal Home Loan Mortgage Corp.	17.3%
Federal National Mortgage Association REMICs	13.1%
Federal Home Loan Mortgage Corp. REMICs	9.1%
Federal National Mortgage Association	8.6%
Federal Home Loan Mortgage Corp. Strips	1.1%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.etfs.foliobeyond.com/risr/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

FolioBeyond Enhanced Fixed Income Premium ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 FolioBeyond Enhanced Fixed Income Premium ETF Ticker: FIXP (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the FolioBeyond Enhanced Fixed Income Premium ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.etfs.foliobeyond.com/fixp/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Enhanced Fixed Income Premium ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FolioBeyond Enhanced Fixed Income Premium ETF	$35	0.68%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$9,951
Number of Holdings	6
Total Advisory Fee Paid	$35,080
Portfolio Turnover Rate	51%

Sector Breakdown - Total Investments
(% of total net assets)

What did the Fund invest in?

(as of January 31, 2026)

Top Issuers	(% of total net assets)
SPDR Bloomberg Short Term High Yield Bond ETF	29.5%
VanEck High Yield Muni ETF	29.5%
FolioBeyond Alternative Income and Interest Rate Hedge ETF - Class H	29.1%
iShares Mortgage Real Estate ETF	9.7%
iShares 20+ Year Treasury Bond ETF	0.1%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.etfs.foliobeyond.com/fixp/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

`

Financial Statements

January 31, 2026 (Unaudited)

Tidal Trust I

●	FolioBeyond Alternative Income and Interest Rate Hedge ETF	|	RISR	| NYSE Arca, Inc.
●	FolioBeyond Enhanced Fixed Income Premium ETF	|	FIXP	| NYSE Arca, Inc.

FolioBeyond ETFs

FolioBeyond Alternative Income and Interest Rate Hedge ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 92.4%(a)	Par	Value
Federal Home Loan Mortgage Corp.
Series 5058, Class IP, 3.50%, 12/25/2050	$17,172,845	$3,473,736
Series 5151, Class HI, 4.00%, 08/25/2050	13,897,703	3,150,640
Series 5153, Class PI, 3.00%, 10/25/2051	37,511,942	4,902,019
Series 5191, Class IJ, 3.00%, 02/25/2052	38,149,682	4,404,591
Series 5206, Class XI, 3.50%, 08/25/2051	16,809,342	2,071,150
Series 5211, Class IH, 3.50%, 04/25/2052	18,230,591	2,947,963
Series 5410, Class IO, 4.00%, 05/25/2052	47,762,058	5,976,340
Series 5445, Class IO, 3.00%, 02/25/2052	39,113,484	4,946,929
Series 5446, Class EI, 6.00%, 08/25/2054	9,090,242	1,798,752
Federal Home Loan Mortgage Corp. REMICs
Series 4591, Class QI, 3.50%, 04/15/2046	2,515,969	397,999
Series 4791, Class JI, 4.00%, 05/15/2048	11,525,222	2,449,861
Series 4912, Class PI, 4.00%, 06/25/2049	958,735	193,983
Series 4998, Class GI, 4.00%, 08/25/2050	1,728,239	346,798
Series 5018, Class IN, 5.50%, 10/25/2050	3,112,402	754,446
Series 5023, Class IB, 4.50%, 10/25/2050	2,834,721	621,364
Series 5068, Class AI, 3.00%, 11/25/2050	14,834,578	2,517,539
Series 5070, Class IH, 3.50%, 02/25/2051	3,666,827	729,234
Series 5086, Class BI, 3.00%, 03/25/2051	3,412,404	581,142
Series 5094, Class CI, 3.50%, 04/25/2036	3,717,464	348,833
Series 5102, Class MI, 4.50%, 04/25/2051	6,959,994	1,635,878
Series 5145, Class IH, 3.00%, 09/25/2051	1,555,131	259,588
Series 5159, Class BI, 3.00%, 03/25/2050	1,086,880	188,033
Series 5162, Class CI, 3.00%, 11/25/2050	10,370,392	1,761,783
Series 5169, Class IY, 4.00%, 01/25/2049	4,456,469	928,585
Series 5205, Class PI, 3.00%, 03/25/2052	8,062,203	779,328
Series 5227, Class BI, 3.50%, 08/25/2048	2,705,726	336,712
Series 5228, Class DI, 4.50%, 01/25/2046	5,978,423	830,868
Series 5236, Class UI, 4.00%, 12/15/2047	9,797,219	1,542,625
Series 5267, Class GI, 5.00%, 07/25/2047	2,394,230	233,140
Series 5274, Class PI, 5.50%, 02/25/2044	2,367,202	311,587
Federal Home Loan Mortgage Corp. Strips
Pool S1-5439, Series 363, Class C18, 4.50%, 09/15/2048	2,003,676	436,208
Series 389, Class C27, 4.00%, 10/15/2052	8,002,232	1,689,835
Federal National Mortgage Association
Series 2019-65, Class HI, 4.00%, 11/25/2049	696,728	146,302
Series 2020-88, Class IA, 3.50%, 11/25/2046	6,098,723	878,098
Series 2021-17, Class IA, 2.50%, 04/25/2051	17,042,329	2,402,312
Series 2021-25, Class IJ, 3.50%, 05/25/2051	14,274,878	2,850,384
Series 2021-69, Class HI, 4.00%, 01/25/2051	17,315,835	3,881,790
Series 2022-10, Class PI, 3.50%, 04/25/2051	13,280,657	2,046,623
Series 2022-18, Class DI, 3.50%, 07/25/2046	36,708,762	4,475,619
Federal National Mortgage Association REMICs
Series 2018-1, Class IY, 4.50%, 02/25/2048	3,337,723	726,228
Series 2018-56, Class IO, 4.00%, 08/25/2048	1,446,547	288,381

The accompanying notes are an integral part of these financial statements.

Series 2020-20, Class GI, 3.50%, 04/25/2050	2,068,264	$380,617
Series 2020-44, Class AI, 4.00%, 07/25/2050	1,628,666	319,816
Series 2020-78, Class KI, 4.00%, 07/25/2049	6,385,346	1,239,660
Series 2020-8, Class CI, 3.50%, 02/25/2050	1,351,595	238,536
Series 2021-17, Class IG, 4.00%, 02/25/2051	1,291,809	271,158
Series 2021-26, Class EI, 3.50%, 05/25/2041	898,764	116,781
Series 2021-30, Class NI, 4.50%, 03/25/2048	2,778,287	375,889
Series 2021-36, Class HI, 3.50%, 06/25/2051	3,210,407	636,454
Series 2021-73, Class EI, 3.50%, 11/25/2051	907,294	164,007
Series 2021-79, Class LI, 3.00%, 11/25/2051	2,601,301	400,831
Series 2021-9, Class CI, 4.00%, 03/25/2051	20,382,113	4,296,894
Series 2021-93, Class KI, 3.00%, 08/25/2051	40,033,706	4,954,996
Series 2022-56, Class IA, 3.50%, 04/25/2052	29,761,340	3,324,014
Series 2022-87, Class BI, 5.50%, 11/25/2048	1,126,698	109,531
Series 2023-25, Class CI, 3.00%, 02/25/2052	22,753,875	3,221,787
Series 2024-9, Class GI, 3.50%, 10/25/2049	31,900,151	4,537,814
Government National Mortgage Association
Series 2018-127, Class ID, 5.00%, 07/20/2045	8,992,804	1,279,824
Series 2018-59, Class GI, 3.00%, 04/20/2048	5,193,277	794,397
Series 2019-119, Class IN, 5.00%, 09/20/2049	1,486,212	353,239
Series 2019-151, Class DI, 3.50%, 11/20/2048	3,851,630	572,911
Series 2019-27, Class PI, 4.50%, 02/20/2049	256,372	47,369
Series 2019-70, Class PI, 4.50%, 05/20/2048	1,561,463	243,402
Series 2020-1, Class PI, 4.50%, 01/20/2050	7,241,448	1,591,551
Series 2020-104, Class PI, 4.00%, 12/20/2049	2,578,555	451,014
Series 2020-165, Class IC, 2.50%, 11/20/2050	3,638,459	186,990
Series 2020-167, Class EI, 4.50%, 02/20/2049	3,105,838	686,134
Series 2020-167, Class ID, 4.00%, 11/20/2050	6,698,842	1,439,092
Series 2020-17, Class BI, 5.00%, 02/20/2050	521,633	111,658
Series 2020-189, Class IA, 4.00%, 12/20/2049	17,325,628	3,810,686
Series 2020-191, Class UE, 4.00%, 12/20/2050	808,165	165,441
Series 2020-191, Class UH, 3.50%, 12/20/2050	17,190,861	3,324,157
Series 2020-35, Class DI, 3.50%, 03/20/2050	608,361	99,008
Series 2020-51, Class EI, 4.50%, 01/20/2050	3,122,909	641,600
Series 2020-61, Class IC, 4.00%, 05/20/2050	3,510,533	735,607
Series 2020-93, Class PI, 3.00%, 04/20/2050	2,931,379	369,192
Series 2021-119, Class IO, 3.00%, 07/20/2051	4,301,478	710,990
Series 2021-160, Class IV, 3.50%, 12/20/2050	15,957,142	3,014,530
Series 2021-161, Class IC, 4.50%, 09/20/2051	1,891,689	420,863
Series 2021-161, Class XI, 3.50%, 09/20/2051	2,023,849	379,819
Series 2021-176, Class GI, 3.00%, 10/20/2051	2,280,581	348,423
Series 2021-177, Class LI, 3.00%, 10/20/2051	19,498,935	2,655,507
Series 2021-194, Class IQ, 2.50%, 11/20/2051	15,055,509	2,122,397
Series 2021-225, Class IP, 3.00%, 12/20/2051	26,258,442	2,618,080
Series 2021-58, Class EI, 3.50%, 04/20/2051	3,912,576	725,534
Series 2021-91, Class IC, 3.00%, 05/20/2050	5,129,879	765,093
Series 2021-97, Class WI, 3.00%, 03/20/2050	17,177,707	2,856,142
Series 2022-34, Class TI, 3.50%, 06/20/2049	4,883,579	805,822
Series 2022-46, Class DI, 4.00%, 03/20/2052	8,131,976	1,656,068
Series 2022-51, Class GI, 4.00%, 03/20/2052	16,243,708	3,548,350
Series 2022-6, Class PI, 3.50%, 01/20/2052	16,520,483	2,495,915

The accompanying notes are an integral part of these financial statements.

Series 2022-61, Class GI, 3.00%, 11/20/2046	10,794,647	$1,452,856
Series 2022-65, Class HI, 4.00%, 01/20/2050	4,107,341	619,127
Series 2022-81, Class GI, 3.50%, 03/20/2052	33,084,742	3,797,313
Series 2022-90, Class QI, 4.00%, 11/20/2047	4,363,480	386,581
Series 2023-18, Class IB, 5.00%, 02/20/2053	12,291,407	2,712,182
Series 2023-192, Class IE, 4.50%, 09/20/2049	23,745,249	4,751,375
Series 2023-25, Class EI, 3.00%, 08/20/2051	16,061,256	2,222,760
Series 2023-79, Class HI, 3.00%, 10/20/2051	18,502,107	2,858,395
Series 2024-26, Class LI, 5.00%, 02/20/2054	853,106	162,257
Series 2024-4, Class GI, 5.00%, 02/20/2053	20,013,434	4,794,640
Series 2024-4, Class IO, 3.00%, 09/20/2051	30,760,153	4,186,974
Series 2024-58, Class IA, 3.00%, 01/20/2052	44,219,843	6,971,829
Series 2025-25, Class IO, 3.50%, 09/20/2051	46,156,289	7,271,446

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $172,158,409)		180,046,551

SHORT-TERM INVESTMENTS - 5.9%
Money Market Funds - 5.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(b)	11,573,398	11,573,398

TOTAL SHORT-TERM INVESTMENTS (Cost $11,573,398)		11,573,398

TOTAL INVESTMENTS - 98.3% (Cost $183,731,807)		191,619,949
Other Assets in Excess of Liabilities - 1.7%		3,284,198
TOTAL NET ASSETS - 100.0%		$194,904,147

Percentages are stated as a percent of net assets.

REMICs - Real Estate Mortgage Investment Conduits

(a)	Interest-only security.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.

FolioBeyond Enhanced Fixed Income Premium ETF

Schedule of Investments

January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 97.8%	Shares	Value
FolioBeyond Alternative Income and Interest Rate Hedge ETF(a)(b)(c)	80,967	$2,896,206
iShares Mortgage Real Estate ETF	42,548	968,392
SPDR Bloomberg Short Term High Yield Bond ETF(b)	115,306	2,932,232
VanEck High Yield Muni ETF(b)	57,342	2,930,750
		9,727,580

TOTAL EXCHANGE TRADED FUNDS (Cost $9,727,277)		9,727,580

PURCHASED OPTIONS - 0.1%(d)(e)(f)(g)	Notional Amount	Contracts	Value
Call Options - 0.1%
iShares 20+ Year Treasury Bond ETF, Expiration: 3/20/2026; Exercise Price: $83.00	$3,485,200	400	13,200

TOTAL PURCHASED OPTIONS (Cost $16,949)			13,200

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.61%(h)		46,934	46,934

TOTAL SHORT-TERM INVESTMENTS (Cost $46,934)			46,934

TOTAL INVESTMENTS - 98.4% (Cost $9,791,160)			9,787,714
Other Assets in Excess of Liabilities - 1.6%			163,752
TOTAL NET ASSETS - 100.0%			$9,951,466

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note 7.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of January 31, 2026 is $2,302,675.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(g)	Non-income producing security.

(h)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.

FolioBeyond Enhanced Fixed Income Premium ETF

Schedule of Written Options Contracts

January 31, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (0.3)%(a)(b)	Amount	Contracts	Value
Call Options - (0.3)%
iShares 20+ Year Treasury Bond ETF, Expiration: 3/20/2026; Exercise Price: $85.00	$(3,485,200)	(400)	$(28,800)

TOTAL WRITTEN OPTIONS (Premiums received $33,051)			(28,800)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

January 31, 2026 (Unaudited)

	FolioBeyond Alternative Income and Interest Rate Hedge ETF	FolioBeyond Enhanced Fixed Income Premium ETF
ASSETS:
Investments in unaffiliated securities, at value (cost $183,731,807 and $6,802,057) (Note 2)	$191,619,949	$6,891,508
Investments in affiliated securities, at value (cost $– and $2,989,103) (Note 7)	–	2,896,206
Interest receivable	3,390,076	251
Deposits with brokers for other investments	50,200	23,711
Segregated cash for written options	–	174,349
Total assets	195,060,225	9,986,025

LIABILITIES:
Written option contracts, premium received ($– and $33,051)	–	28,800
Payable to adviser (Note 4)	156,078	5,759
Total liabilities	156,078	34,559
NET ASSETS	$194,904,147	$9,951,466

NET ASSETS CONSISTS OF:
Paid-in capital	$191,805,484	$10,064,508
Total distributable earnings/(accumulated losses)	3,098,663	(113,042)
Total Net Assets	$194,904,147	$9,951,466

Net assets	$194,904,147	$9,951,466
Shares issued and outstanding(a)	5,430,000	500,000
Net asset value per share	$35.89	$19.90

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended January 31, 2026 (Unaudited)

	FolioBeyond Alternative Income and Interest Rate Hedge ETF	FolioBeyond Enhanced Fixed Income Premium ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$–	$198,154
Dividend income from affiliated securities (Note 7)	–	87,660
Interest income	6,042,720	–
Total investment income	6,042,720	285,814

EXPENSES: Investment advisory fee (Note 4)	898,008	36,280
Other expenses and fees	427	–
Interest expense	–	184
Total expenses	898,435	36,464
Less: affiliated advisory fees waived (Note 4)	–	(1,200)
Net expenses	898,435	35,264
NET INVESTMENT INCOME (LOSS)	5,144,285	250,550

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from: Investments in unaffiliated securities	(253,523)	(58,192)
Unaffiliated in-kind redemptions	–	3,856
Affiliated in-kind redemptions	–	(7,307)
Written option contracts	–	123,418
Net realized gain (loss)	(253,523)	61,775
Net change in unrealized appreciation (depreciation) on: Investments in unaffiliated securities	(2,669,388)	186,122
Investments in affiliated securities	–	(69,175)
Written option contracts	–	7,942
Net change in unrealized appreciation (depreciation)	(2,669,388)	124,889
Net realized and unrealized gain (loss)	(2,922,911)	186,664
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,221,374	$437,214

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

(Unaudited)

	FolioBeyond Alternative Income and Interest Rate Hedge ETF		FolioBeyond Enhanced Fixed Income Premium ETF
	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Period Ended January 31, 2026 (Unaudited)	Period Ended July 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$5,144,285	$6,176,121	$250,550	$333,724
Net realized gain (loss)	(253,523)	205,073	61,775	(154,742)
Net change in unrealized appreciation (depreciation)	(2,669,388)	2,340,197	124,889	(124,084)
Net increase (decrease) in net assets resulting from operations	2,221,374	8,721,391	437,214	54,898

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(5,373,834)	(6,219,571)	(281,035)	(333,724)
Return of capital	–	–	–	(3,401)
Total distributions to shareholders	(5,373,834)	(6,219,571)	(281,035)	(337,125)

CAPITAL TRANSACTIONS:
Subscriptions	40,407,603	145,459,031	–	13,020,260
Redemptions	(11,920,998)	(36,063,531)	(990,251)	(1,955,478)
ETF transaction fees (Note 10)	52,329	181,523	–	2,983
Net increase (decrease) in net assets from capital transactions	28,538,934	109,577,023	(990,251)	11,067,765

NET INCREASE (DECREASE) IN NET ASSETS	25,386,474	112,078,843	(834,072)	10,785,538

NET ASSETS:
Beginning of the period	169,517,673	57,438,830	10,785,538	–
End of the period	$194,904,147	$169,517,673	$9,951,466	$10,785,538

SHARES TRANSACTIONS
Subscriptions	1,120,000	3,980,000	–	650,000
Redemptions	(330,000)	(1,010,000)	(50,000)	(100,000)
Total increase (decrease) in shares outstanding	790,000	2,970,000	(50,000)	550,000

(a) Inception date of the Fund was January 22, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	FolioBeyond Alternative Income and Interest Rate Hedge ETF
	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Period Ended July 31, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$36.53	$34.39	$32.40	$30.07	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	1.03	2.15	2.38	2.25	0.89
Net realized and unrealized gain (loss)(c)	(0.61)	1.99	2.06	2.25	4.53
Total from investment operations	0.42	4.14	4.44	4.50	5.42

LESS DISTRIBUTIONS FROM:
Net investment income	(1.07)	(2.06)	(2.49)	(2.22)	(0.46)
Total distributions	(1.07)	(2.06)	(2.49)	(2.22)	(0.46)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.01	0.06	0.04	0.05	0.11
Net asset value, end of period	$35.89	$36.53	$34.39	$32.40	$30.07
TOTAL RETURN(d)	1.20%	12.50%	14.38%	15.56%	22.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$194,904	$169,518	$57,439	$56,539	$101,344
Ratio of expenses to average net assets(e)	0.99%	1.03%	1.22%	1.13%	0.99%
Ratio of interest expense to average net assets(e)	–%	0.04%	0.23%	0.14%	–%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(e)	5.67%	5.92%	7.10%	7.17%	3.35%
Portfolio turnover rate(d)(f)	0%	5%	31%	24%	50%

The accompanying notes are an integral part of these financial statements.

(a)	Inception date of the Fund was September 30, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	FolioBeyond Enhanced Fixed Income Premium ETF
	Period Ended January 31, 2026 (Unaudited)	Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.61	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.48	0.59
Net realized and unrealized gain (loss)(d)	0.36	(0.40)
Total from investment operations	0.84	0.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(0.58)
Return of capital	–	(0.01)
Total distributions	(0.55)	(0.59)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$19.90	$19.61
TOTAL RETURN(e)	4.31%	0.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,951	$10,786
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)(g)	0.70%	0.71%
After Investment Advisory Fees waived(f)(g)(h)	0.68%	0.69%
Ratio of interest expense to average net assets(f)(g)	0.00%(i)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(f)(g)(h)	0.68%	0.68%
Ratio of net investment income to average net assets(f)(g)	4.83%	5.76%
Portfolio turnover rate(e)(j)	51%	103%

(a)	Inception date of the Fund was January 22, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Includes fee waiver in the amount of 0.08% of FIXP ETF’s investment in RISR ETF only. See Note 4.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The FolioBeyond Alternative Income and Interest Rate Hedge ETF (the “RISR ETF”) and the FolioBeyond Enhanced Fixed Income Premium ETF (the “FIXP ETF”) (each, a “Fund”, and collectively, the “Funds”) are each a diversified series of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and FolioBeyond, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The RISR ETF commenced operations on September 30, 2021. The FIXP ETF commenced operations on January 22, 2025.

The investment objective of the RISR ETF is to seek to provide current income and protect against rising interest rates. The investment objective of the FIXP ETF is to seek to provide income and, secondarily, long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation

Notes to Financial Statements

January 31, 2026 (Unaudited)

Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2026:

RISR ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Collateralized Mortgage Obligations	$–	$180,046,551	$–	$180,046,551
Money Market Funds	11,573,398	–	–	11,573,398
Total Investments	$11,573,398	$180,046,551	$–	$191,619,949

FIXP ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$9,727,580	$–	$–	$9,727,580
Purchased Options	–	13,200	–	13,200
Money Market Funds	46,934	–	–	46,934
Total Investments	$9,774,514	$13,200	$–	$9,787,714
Liabilities:
Investments:
Written Options	–	(28,800)	–	(28,800)
Total Investments	$–	$(28,800)	$–	$(28,800)

Notes to Financial Statements

January 31, 2026 (Unaudited)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivative Instruments - The RISR ETF may purchase options on bonds or swaps to mitigate the risk of downward movement in interest rates. The FIXP ETF may purchase options on ETFs. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. The premium paid for the put option and any transaction costs would reduce any short- term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised, and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen

Notes to Financial Statements

January 31, 2026 (Unaudited)

based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended January 31, 2026, the FIXP ETF’s monthly average notional amount is described below:

		Average Notional Amount
FIXP ETF	Purchased Options	$5,946,857
	Written Options	$5,930,571

Statements of Assets and Liabilities

Fair value of derivative instruments as of January 31, 2026:

		Asset Derivatives as of		Liability Derivatives as of
		January 31, 2026		January 31, 2026
		Balance Sheet		Balance Sheet
Fund	Instrument	Location	Fair Value	Location	Fair Value
FIXP ETF
	Equity Contracts:	Investments in
unaffiliated
	Purchased Options	securities, at value	$13,200	None	$–
Written option
	Written Options	None	$–	contracts, at value	$28,800

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended January 31, 2026:

Notes to Financial Statements

January 31, 2026 (Unaudited)

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
FIXP ETF
	Equity Contracts:
		Net realized and change
		in unrealized gain (loss)
		from Investments in
	Purchased Options	unaffiliated securities	$(78,385)	$(1,343)
		Net realized and change
		in unrealized gain (loss)
		from Written option
	Written Options	contracts	$123,418	$7,942

To achieve its Duration Target Range, the RISR ETF may also invest, to a lesser extent, in mortgage-backed securities (“MBS”) coupon swaps and MBS inverse interest -only tranches (“Inverse IOs”). MBS coupon swaps are transactions that involve the sale of one MBS and the simultaneous purchase of another MBS, which may be with different agencies and have different coupon payments. Inverse IOs are also funded through interest-only payments, however, an Inverse IO is a leveraged position and the payment received is adjusted based on the current level of a floating interest rate. Inverse IOs are created from a structured collateralized mortgage obligation (“CMO”) where the coupon formula is determined based on the difference between the underlying CMO tranche coupon and a floating rate (e.g., 1-month SOFR), subject to a floor. The resulting coupon payment is based on the principal balance of the underlying CMO tranche. An Inverse IO, therefore, will exhibit a combination of its coupon rate declining as short-term interest rates rise (and vice versa for falling short -term interest rates) along with sensitivity to prepayments as the present value of interest cash flows will increase as prepayments decline (and vice versa for rising prepayment rates). Since both prepayment and yield curve components increase the risk of Inverse IOs, they will be utilized infrequently and only when valuations are determined by the Sub-Adviser to be attractive.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, each Fund will maintain the segregation, either on its records or with its custodian bank, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when a Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. The Funds did not make any interest payments under reverse repurchase agreements during the period ended January 31, 2026.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

January 31, 2026 (Unaudited)

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing

Notes to Financial Statements

January 31, 2026 (Unaudited)

the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Affiliated ETF Risks (FIXP ETF Only). FolioBeyond acts as investment sub-adviser to one or more of the Bond Sector ETFs (as defined in the Fund’s prospectus), and receives sub-advisory fees and profits generated by such ETFs (the “Affiliated ETFs”). It is possible that a conflict of interest among the Fund and the Affiliated ETFs could affect how FolioBeyond fulfills its fiduciary duties to the Fund and the Affiliated ETFs. FolioBeyond may have a conflict of interest in allocating Fund assets among Affiliated ETFs and unaffiliated ETFs. In addition, FolioBeyond may have an incentive to consider the effect on an Affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although FolioBeyond takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

Associated Risk of Investing in Mortgage-Backed Interest Only Securities (RISR ETF Only) . The value of MBS IOs is more volatile than other types of mortgage-related securities. They are very sensitive not only to declining interest rates, but also to the rate of prepayments. MBS IOs involve the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. In addition, because there may be a drop in trading volume, or an inability to find a ready buyer, MBS IOs may be illiquid. In response to changes in interest rates or other market conditions, the value of an inverse IO may decrease at a multiple of the decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Sub-Adviser, the Fund could lose all or substantially all of its investment in Inverse IOs.

Bond Sector Focus Risk (FIXP ETF Only). The Fund primarily invests in Bond Sector ETFs, which focus on specific sectors of the fixed income market. Sector concentration can increase the Fund’s exposure to risks associated with those sectors, including changes in interest rates, liquidity, and economic conditions affecting those markets.

Credit Risk. An issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Funds’ portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Funds’ income level or Share price.

Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Funds may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more ordinary income and short-term

Notes to Financial Statements

January 31, 2026 (Unaudited)

capital gain subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

●	Options Risk. Options enable the Funds to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Funds. The Funds risk losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

●	Swap Agreements Risk (RISR ETF Only) . Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. The derivative transactions in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Funds’ investment strategy may require them to redeem Shares for cash or to otherwise include cash as part of their redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume,

Notes to Financial Statements

January 31, 2026 (Unaudited)

or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Fixed Income Risk. The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Funds’ NAV to fluctuate or make it more difficult for the Funds to accurately value their securities. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Government Securities Risk (RISR ETF Only) . The Fund invests in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. Government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

High Portfolio Turnover Risk (FIXP ETF Only). A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High-Yield Securities Risk (FIXP ETF Only). Securities rated below-investment-grade are often referred to as high-yield securities or “junk bonds.” Investments in lower-rated corporate- debt securities typically entail greater price volatility and principal and income risk. High- yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high -yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk. Generally, the value of fixed-income securities (not including MBS IOs) will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed -income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Leverage Risk (FIXP ETF Only) . The Fund’s options strategy may involve leverage, as the notional value (the total value of the underlying assets controlled by the options) of the options may exceed the Fund’s assets. The Fund may have a maximum notional exposure of up to 150% of its net assets through its option positions. Leverage can amplify losses, particularly during periods of market volatility.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

MBS Risk. MBS may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some MBS receive government agency or private support, but there is no assurance that such support will remain in place. Non-agency MBS are subject to heightened risks as compared to agency MBS, including that non-agency MBS are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee.

Models and Data Risk. The composition of the Funds’ portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Funds’ portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

Municipal Securities Risk (FIXP ETF Only). Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics.

Newer Fund Risk (FIXP ETF Only). The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Option Overlay Risk (FIXP ETF Only). The Fund’s use of options involves various risks, including the risk that the options strategy may not provide the desired increase in income or may result in losses. Selling call and put options exposes the Fund to potentially significant losses if market movements are unfavorable. The Fund may also experience additional volatility and risk due to changes in implied volatility (the market’s forecast of future volatility), strike prices, and market conditions. The Fund may sell options on instruments other than the Fund’s Bond Sector ETFs. This can expose the Fund to the risk that options can vary in price in ways that do not correspond to the Bond Sector ETFs held by the Fund, so called basis-risk. While the vast majority of option contracts are sold prior to expiration, some in-the-money options contracts are exercised. It is possible that the Fund could be subject to such exercise notices and would have to acquire the underlying reference asset in the marketplace, at the then prevailing market price, which could generate a profit or a loss depending on the relationship between the reference asset and the Bond Sector ETF actually held by the Fund. The majority of the Fund’s options activity will involve selling or “writing” options in exchange for receipt of a premium from the buyer. From time to time, however, the Fund may also buy options as a risk management tool. Options bought and sold, even on the same underlying instrument, can move in unpredictable ways, and there can be no assurance that such buys and sells will achieve the Sub-Adviser’s risk management goals.

Other Investment Companies Risk.  The Funds will incur higher and duplicative expenses when they invest in ETFs and other investment companies. By investing in another investment company, the Funds become a shareholder of that investment company and bear its proportionate share of the fees and expenses of the other investment company. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Prepayment Risk.  The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Short Position Risk (FIXP ETF Only). The Fund’s short positions in options (selling options without owning the underlying asset) carry significant risk, as potential losses can be theoretically unlimited if market conditions move unfavorably. For example, a short call option could lead to a loss if the price of the Underlying ETF (as defined in the Fund’s prospectus) rises sharply, forcing the Fund to purchase the ETF at a much higher price to fulfill the contract.

Sovereign Debt Risk (FIXP ETF Only). These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. These risks are more pronounced in emerging market countries.

Underlying ETFs Risks. The Funds will incur higher and duplicative expenses when investing in Underlying ETFs. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

U.S. Government and U.S. Agency Obligations Risk (FIXP ETF Only). U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

●	Treasury Inflation-Protected Securities (“TIPS”) Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Any increases in the principal amounts of TIPS will be considered taxable ordinary income, even though a Bond Sector ETF will not receive the principal until maturity. In addition, TIPS are subject to the general risks of investing in U.S. Treasury securities. In addition, TIPS are subject to counterparty risk, interest rate risk and maturity risk. The value of the TIPS held by Bond Sector ETFs will change in response to changes in “real interest rates” (i.e., nominal interest rates minus the inflation rate). The value of the TIPS will normally decline when real interest rates rise and conversely will normally increase when real interest rates decline.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
RISR ETF	0.99%
FIXP ETF	0.70%

The advisory fee payable to the Adviser shall be reduced by 0.08% on any assets of the FIXP ETF that are invested in the RISR ETF. Any amount waived with respect to an investment in RISR ETF is contractual and not eligible for reimbursement to the Adviser. Accordingly, the Adviser waived the following fees for the period ended January 31, 2026.

Fund	Amount Waived
FIXP ETF	$1,200

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub- Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended January 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub- adviser to the Funds, pursuant to a sub- advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the portion, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. The Sub-Adviser has agreed to waive the sub-advisory fee with respect to any assets of the FIXP ETF that are invested in the RISR ETF.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. Prior to August 1, 2025, Fund Services also served as the Funds’ sub-administrator.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
RISR ETF	$34,374,478	$50,626
FIXP ETF	5,630,856	5,410,690

For the period ended January 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended January 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
RISR ETF	$-	$-
FIXP ETF	-	969,837

NOTE 7 - AFFILIATED SECURITIES

The FIXP ETF held affiliated securities of the following companies during the period ended January 31, 2026. Transactions during the period in these securities of affiliated companies were as follows:

Notes to Financial Statements

January 31, 2026 (Unaudited)

					Fair Value
Security Name	Share Balance 1/31/2026	Balance 1/22/2025	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at 1/31/2026	Dividend Income	Return of Capital
RISR ETF	80,967	$ -	$97,669	$(282,928)	$(7,307)	$(69,175)	$2,896,206	$87,660	$-

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended January 31, 2026 and July 31, 2025 were as follows:

Distributions paid from:	January 31, 2026	July 31, 2025
RISR ETF
Ordinary Income	$5,373,834	$6,219,571
FIXP ETF
Ordinary Income	281,035	33,724
Return of Capital	–	3,401

As of the most recent fiscal year ended July 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RISR ETF	FIXP ETF
Cost of investments	$160,964,295	$10,839,375
Gross tax unrealized appreciation	12,115,231	3,063
Gross tax unrealized depreciation	(1,557,701)	(127,147)
Net tax unrealized appreciation (depreciation)	10,557,530	(124,084)
Undistributed ordinary income (loss)	79,421	–
Undistributed long-term capital gain (loss)	–	–
Total distributable earnings	79,421	–
Other accumulated gain (loss)	(4,385,828)	(145,137)
Total distributable earnings/(accumulated losses)	$6,251,123	$(269,221)

Net capital losses incurred after October 31 (post- October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of July 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

	Short-Term	Long-Term
	Capital Loss	Capital Loss
Fund	Carryovers	Carryovers
RISR ETF	$4,385,828	$–
FIXP ETF	145,137	–

Notes to Financial Statements

January 31, 2026 (Unaudited)

The RISR ETF utilized $205,073 of short-term capital losses during the year ended July 31, 2025.

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to the RISR ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended January 31, 2026, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	–
Average daily loan outstanding	–
Credit facility outstanding as of January 31, 2026	–
Average interest rate, when in use	N/A
Interest rate terms	Prime
Interest rate as of January 31, 2026	7.50%
Expiration date	June 24, 2026

Interest expense incurred for the period ended January 31, 2026 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc.. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 0.10% for the RISR ETF and 2% for the FIXP ETF of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which is not expected to have a material impact on the Funds’ financial statements or disclosures.

NOTE 13 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on September 17, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.       Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Christopher Mullen, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of FolioBeyond, LLC (“FolioBeyond” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, as applicable, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.       Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance (at net asset value) against its benchmark index, secondary index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index) and a secondary index (the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. nontraditional bond funds) (the “RISR Peer Group”). The Board noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the year-to-date period ended June 30, 2025, but outperformed the Bloomberg U.S. Aggregate Bond Index for the one-year, three-year, and since inception periods ended June 30, 2025, and outperformed the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2025. The Board also considered that the Fund outperformed the RISR Peer Group median and average over the one-year and three-year periods ended July 31, 2025. The Board also noted that the Fund ranked second out of 20 funds in the RISR Peer Group over the one-year period ended July 31, 2025, and second out of 16 funds in the RISR Peer Group over the three-year period ended July 31, 2025.

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.       Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the Sub-Adviser’s contractual agreement to assume a portion of such obligation in exchange for a corresponding portion of the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.99% was above the RISR Peer Group average of 0.653%, and that the Fund’s expense ratio of 1.22% (which includes interest expenses of 0.23%) was above the RISR Peer Group average of 0.667%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with the Fund, and the profitability of the Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.       Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.       Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term ending September 29, 2026 was in the best interests of the Fund and its shareholders.

At the meeting held on September 17, 2025, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and FolioBeyond. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.       Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of FolioBeyond’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Yung Lim and Dean Smith who each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of FolioBeyond involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by FolioBeyond, including information regarding FolioBeyond’s compliance program, its compliance personnel (and engagement with a third-party compliance consultant) and compliance record, as well as FolioBeyond’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, as applicable, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that FolioBeyond is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that FolioBeyond had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as FolioBeyond’s compliance program, were satisfactory.

2.       Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that FolioBeyond is responsible for selecting investments for the Fund. Accordingly, the Board considered the performance of the Fund (at net asset value) on an absolute basis, in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index), a secondary index (the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index), and in comparison to the RISR Peer Group. The Board noted that the Fund underperformed the Bloomberg U.S. Aggregate Bond Index for the year-to-date period ended June 30, 2025, but outperformed the Bloomberg U.S. Aggregate Bond Index for the one-year, three-year, and since inception periods ended June 30, 2025, and outperformed the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2025. The Board also considered that the Fund outperformed the RISR Peer Group median and average over the one-year and three-year periods ended July 31, 2025. The Board also noted that the Fund ranked second out of 20 funds in the RISR Peer Group over the one-year period ended July 31, 2025, and second out of 16 funds in the RISR Peer Group over the three-year period ended July 31, 2025.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that FolioBeyond has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from FolioBeyond’s continued management.

3.       Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to FolioBeyond under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by FolioBeyond. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to FolioBeyond. Consequently, the Board did not consider the cost of services provided by FolioBeyond or profitability from its relationship with the Fund to be material factors for consideration given that FolioBeyond is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to FolioBeyond were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to FolioBeyond by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by FolioBeyond.

4.       Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to FolioBeyond are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.       Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by FolioBeyond from its association with the Fund. The Board concluded that the benefits FolioBeyond may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that FolioBeyond provides to the Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional term ending September 29, 2026 was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 7, 2026

* Print the name and title of each signing officer under his or her signature.